STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.1%
Automobiles & Components - 2.4%
Aptiv	19,364	[a]	2,587,030
BorgWarner	15,670		657,983
Ford Motor	280,538	[a]	2,954,065
General Motors	90,078	[a]	4,565,153
Tesla	53,938	[a]	42,801,421
			53,565,652
Banks - 3.8%
Bank of America	540,953		16,039,256
Citigroup	147,745		8,567,733
Citizens Financial Group	29,602		1,078,697
Comerica	10,429		596,539
Fifth Third Bancorp	50,753		1,468,284
First Republic Bank	12,665		1,836,298
Huntington Bancshares	72,772		962,410
JPMorgan Chase & Co.	216,737		27,887,550
KeyCorp	68,660		1,157,608
M&T Bank	8,948		1,185,342
People's United Financial	28,144		384,447
Regions Financial	70,382		1,197,198
SVB Financial Group	3,633	[a]	1,590,455
The PNC Financial Services Group	30,291		4,347,364
Truist Financial	96,424		4,626,424
U.S. Bancorp	97,997		4,199,171
Wells Fargo & Co.	293,448		8,768,226
Zions Bancorp	12,139		535,815
			86,428,817
Capital Goods - 5.5%
3M	40,901		7,184,670
A.O. Smith	9,109		494,619
Allegion	6,794		727,026
AMETEK	16,440		1,861,994
Carrier Global	58,322		2,245,397
Caterpillar	38,526		7,044,094
Cummins	10,608		2,486,727
Deere & Co.	22,217		6,416,270
Dover	10,370		1,208,001
Eaton	28,158		3,314,197
Emerson Electric	42,251		3,352,617
Fastenal	41,028		1,870,467

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Capital Goods - 5.5% (continued)
Flowserve	9,017	[b]	320,645
Fortive	23,842		1,575,479
Fortune Brands Home & Security	9,935		856,894
General Dynamics	16,653		2,442,662
General Electric	621,092		6,633,263
Honeywell International	49,811		9,731,575
Howmet Aerospace	28,044	[a]	689,322
Huntington Ingalls Industries	2,896		455,628
IDEX	5,586		1,040,057
Illinois Tool Works	20,580		3,996,842
Ingersoll Rand	27,426	[a]	1,147,504
Jacobs Engineering Group	9,566		965,783
Johnson Controls International	51,898		2,585,558
L3Harris Technologies	15,066		2,583,970
Lockheed Martin	17,629		5,673,365
Masco	18,101		983,065
Northrop Grumman	10,949		3,138,093
Otis Worldwide	28,855		1,865,476
PACCAR	25,071		2,286,977
Parker-Hannifin	9,333		2,469,605
Pentair	12,469		679,062
Quanta Services	9,867		695,327
Raytheon Technologies	107,698		7,186,688
Rockwell Automation	8,314		2,066,278
Roper Technologies	7,402		2,908,320
Snap-on	4,002	[b]	720,320
Stanley Black & Decker	11,454		1,987,154
Teledyne Technologies	2,606	[a,b]	930,368
Textron	16,318		738,553
The Boeing Company	37,640	[a]	7,309,312
Trane Technologies	16,920		2,425,482
TransDigm Group	3,896	[a]	2,155,579
United Rentals	5,126	[a]	1,245,669
W.W. Grainger	3,142		1,144,913
Westinghouse Air Brake Technologies	13,203		979,795
Xylem	12,971		1,252,869
			124,073,531
Commercial & Professional Services - .7%
Cintas	6,362		2,023,879
Copart	14,698	[a]	1,613,106
Equifax	8,515		1,508,092
IHS Markit	26,687		2,323,904
Nielsen Holdings	24,601		549,340
Republic Services	15,440		1,397,629

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Commercial & Professional Services - .7% (continued)
Robert Half International	8,414		567,945
Rollins	16,116		580,498
Verisk Analytics	11,777		2,161,079
Waste Management	27,446		3,055,289
			15,780,761
Consumer Durables & Apparel - 1.2%
D.R. Horton	23,497		1,804,570
Garmin	10,597		1,217,171
Hanesbrands	25,020	[b]	382,556
Hasbro	8,755		821,394
Leggett & Platt	9,783		401,103
Lennar, Cl. A	19,466		1,618,598
Mohawk Industries	4,306	[a]	618,342
Newell Brands	27,244		654,401
NIKE, Cl. B	89,116		11,905,006
NVR	242	[a]	1,076,048
PulteGroup	19,160		833,460
PVH	5,331	[a]	454,521
Ralph Lauren	3,779	[a]	381,868
Tapestry	19,155	[a]	605,681
Under Armour, Cl. A	13,931	[a]	243,793
Under Armour, Cl. C	11,961	[a]	179,056
VF	22,848		1,756,326
Whirlpool	4,615	[b]	854,190
			25,808,084
Consumer Services - 1.6%
Carnival	54,008	[a,b]	1,008,329
Chipotle Mexican Grill	1,974	[a]	2,921,520
Darden Restaurants	9,015		1,053,763
Domino's Pizza	2,829		1,048,880
Hilton Worldwide Holdings	19,848	[a]	2,012,389
Las Vegas Sands	24,115	[a]	1,159,690
Marriott International, Cl. A	19,268	[a]	2,241,061
McDonald's	52,908		10,996,399
MGM Resorts International	30,259		864,197
Norwegian Cruise Line Holdings	17,862	[a,b]	404,574
Royal Caribbean Cruises	12,865	[a]	836,225
Starbucks	83,282		8,062,530
Wynn Resorts	7,165	[a]	713,132
Yum! Brands	21,597		2,191,880
			35,514,569
Diversified Financials - 4.6%
American Express	46,684		5,427,482
Ameriprise Financial	8,354		1,653,006

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Diversified Financials - 4.6% (continued)
Berkshire Hathaway, Cl. B	138,390	[a]	31,534,929
BlackRock	10,059		7,053,974
Capital One Financial	32,860		3,425,984
Cboe Global Markets	7,478		685,957
CME Group	25,671		4,665,448
Discover Financial Services	21,914		1,830,696
Franklin Resources	18,256	[b]	479,950
Intercontinental Exchange	40,125		4,427,794
Invesco	26,305		541,620
MarketAxess Holdings	2,739		1,481,142
Moody's	11,398		3,034,831
Morgan Stanley	101,364		6,796,456
MSCI	5,938		2,347,291
Nasdaq	8,473		1,146,143
Northern Trust	15,279		1,362,734
Raymond James Financial	8,846		883,981
S&P Global	17,218		5,458,106
State Street	24,991		1,749,370
Synchrony Financial	37,943		1,276,782
T. Rowe Price Group	16,225		2,538,888
The Bank of New York Mellon	58,399		2,326,032
The Charles Schwab	106,810		5,504,987
The Goldman Sachs Group	24,396		6,615,463
			104,249,046
Energy - 2.4%
Apache	27,868		397,955
Baker Hughes	47,842		961,146
Cabot Oil & Gas	29,428	[b]	539,415
Chevron	136,719		11,648,459
ConocoPhillips	95,801	[a]	3,834,914
Devon Energy	43,774		720,520
Diamondback Energy	11,225		636,345
EOG Resources	42,223		2,151,684
Exxon Mobil	300,366		13,468,411
Halliburton	63,589		1,121,074
Hess	20,167		1,088,615
HollyFrontier	11,010		313,345
Kinder Morgan	140,800		1,982,464
Marathon Oil	58,309		422,157
Marathon Petroleum	46,534		2,008,407
NOV	28,667	[a]	354,897
Occidental Petroleum	58,459		1,172,688
ONEOK	32,648		1,300,370
Phillips 66	31,266		2,119,835

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Energy - 2.4% (continued)
Pioneer Natural Resources	13,924		1,683,412
Schlumberger	99,693		2,214,182
TechnipFMC	28,460	[a]	304,237
The Williams Companies	86,000		1,825,780
Valero Energy	28,861		1,628,626
			53,898,938
Food & Staples Retailing - 1.4%
Costco Wholesale	31,331		11,041,984
Sysco	36,528		2,612,117
The Kroger Company	54,887	[b]	1,893,602
Walgreens Boots Alliance	52,003		2,613,151
Walmart	98,488		13,836,579
			31,997,433
Food, Beverage & Tobacco - 3.1%
Altria Group	133,013		5,464,174
Archer-Daniels-Midland	39,790		1,989,898
Brown-Forman, Cl. B	13,468		965,252
Campbell Soup	15,112	[b]	727,038
Conagra Brands	36,045		1,247,157
Constellation Brands, Cl. A	11,948		2,520,192
General Mills	43,781		2,543,676
Hormel Foods	19,598		918,362
Kellogg	18,770	[b]	1,106,304
Lamb Weston Holdings	10,448		780,466
McCormick & Co.	17,727		1,587,276
Molson Coors Beverage, Cl. B	13,142	[a,b]	659,203
Mondelez International, Cl. A	102,382		5,676,058
Monster Beverage	26,459	[a]	2,297,435
PepsiCo	98,167		13,406,667
Philip Morris International	110,516		8,802,599
The Coca-Cola Company	274,728		13,228,153
The Hershey Company	10,326		1,501,813
The J.M. Smucker Company	8,300	[b]	966,203
The Kraft Heinz Company	46,766		1,567,129
Tyson Foods, Cl. A	20,735		1,333,468
			69,288,523
Health Care Equipment & Services - 6.5%
Abbott Laboratories	125,911		15,561,340
ABIOMED	3,130	[a]	1,090,023
Align Technology	5,146	[a]	2,703,605
AmerisourceBergen	10,853		1,130,883
Anthem	17,801		5,286,541
Baxter International	36,646		2,815,512
Becton Dickinson & Co.	20,755		5,433,451

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Health Care Equipment & Services - 6.5% (continued)
Boston Scientific	101,213	[a]	3,586,989
Cardinal Health	20,597		1,106,677
Centene	40,844	[a]	2,462,893
Cerner	21,705		1,738,788
Cigna	25,859		5,612,696
CVS Health	92,803		6,649,335
Danaher	44,887		10,675,924
DaVita	5,331	[a]	625,699
Dentsply Sirona	16,131		862,847
DexCom	6,880	[a]	2,578,968
Edwards Lifesciences	44,057	[a]	3,638,227
HCA Healthcare	18,632		3,027,327
Henry Schein	9,981	[a]	657,249
Hologic	17,956	[a]	1,431,632
Humana	9,355		3,583,994
IDEXX Laboratories	6,018	[a]	2,880,696
Intuitive Surgical	8,332	[a]	6,229,336
Laboratory Corp. of America Holdings	6,941	[a]	1,588,864
McKesson	11,482		2,003,265
Medtronic	95,574		10,640,253
Quest Diagnostics	9,350		1,207,553
ResMed	10,372		2,090,684
Steris	6,045		1,131,080
Stryker	23,401		5,171,855
Teleflex	3,307		1,248,822
The Cooper Companies	3,424		1,246,473
UnitedHealth Group	67,451		22,500,305
Universal Health Services, Cl. B	5,703	[a]	711,050
Varian Medical Systems	6,329	[a]	1,111,183
West Pharmaceutical Services	5,224		1,564,536
Zimmer Biomet Holdings	14,845		2,281,231
			145,867,786
Household & Personal Products - 1.7%
Church & Dwight	17,389		1,468,153
Colgate-Palmolive	61,302		4,781,556
Kimberly-Clark	24,019		3,172,910
The Clorox Company	8,934	[b]	1,871,316
The Estee Lauder Companies, Cl. A	16,184		3,829,944
The Procter & Gamble Company	176,272		22,599,833
			37,723,712
Insurance - 1.8%
Aflac	46,734		2,111,442
American International Group	61,729		2,311,134
Aon, Cl. A	16,148	[b]	3,279,659

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Insurance - 1.8% (continued)
Arthur J. Gallagher & Co.	13,711		1,582,387
Assurant	4,462		604,467
Chubb	32,285		4,702,956
Cincinnati Financial	10,309		866,884
Everest Re Group	2,971		627,119
Globe Life	7,241		654,514
Lincoln National	13,409		609,975
Loews	17,180		778,082
Marsh & McLennan	36,233		3,982,369
MetLife	54,858		2,641,413
Principal Financial Group	18,854		928,937
Prudential Financial	28,353		2,219,473
The Allstate	21,777		2,334,059
The Hartford Financial Services Group	24,999		1,200,452
The Progressive	41,399		3,609,579
The Travelers Companies	18,160		2,475,208
Unum Group	14,589		338,902
W.R. Berkley	9,703		602,944
Willis Towers Watson	9,319		1,891,198
			40,353,153
Materials - 2.6%
Air Products & Chemicals	15,798		4,214,274
Albemarle	7,565	[b]	1,230,523
Amcor	109,301		1,195,753
Avery Dennison	6,132		925,135
Ball	23,675		2,083,873
Celanese	8,190		1,000,409
CF Industries Holdings	15,663		648,135
Corteva	53,311		2,124,976
Dow	52,343		2,716,602
DuPont de Nemours	52,443	[b]	4,166,596
Eastman Chemical	9,997		983,205
Ecolab	17,552		3,589,560
FMC	9,575		1,036,877
Freeport-McMoRan	102,516	[a]	2,758,706
International Flavors & Fragrances	7,893	[b]	887,015
International Paper	28,324		1,424,980
Linde	37,251		9,141,395
LyondellBasell Industries, Cl. A	18,015		1,544,966
Martin Marietta Materials	4,427		1,272,364
Newmont	56,759		3,382,836
Nucor	21,204		1,033,271
Packaging Corp. of America	6,962		936,111
PPG Industries	17,112		2,305,158

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Materials - 2.6% (continued)
Sealed Air	11,160		471,733
The Mosaic Company	24,998		648,948
The Sherwin-Williams Company	5,842		4,041,496
Vulcan Materials	9,435		1,407,136
WestRock	19,127		792,432
			57,964,465
Media & Entertainment - 9.0%
Activision Blizzard	55,293	[a]	5,031,663
Alphabet, Cl. A	21,383	[a]	39,074,439
Alphabet, Cl. C	20,645	[a]	37,898,852
Charter Communications, Cl. A	10,345	[a]	6,285,208
Comcast, Cl. A	324,418		16,081,400
Discovery, Cl. A	10,812	[a,b]	447,833
Discovery, Cl. C	21,780	[a]	762,953
DISH Network, Cl. A	18,251	[a]	529,644
Electronic Arts	20,816		2,980,851
Facebook, Cl. A	170,990	[a]	44,171,847
Fox, Cl. A	24,791	[a]	772,983
Fox, Cl. B	11,206	[a]	334,947
Live Nation Entertainment	10,641	[a,b]	707,094
Netflix	31,395	[a]	16,714,384
News Corporation, Cl. A	27,629	[a]	536,003
News Corporation, Cl. B	8,955	[a]	169,070
Omnicom Group	15,898		991,717
Take-Two Interactive Software	8,136	[a]	1,630,861
The Interpublic Group of Companies	27,728		667,413
The Walt Disney Company	128,698	[a]	21,643,143
Twitter	57,017	[a]	2,881,069
ViacomCBS, Cl. B	40,336		1,956,296
			202,269,670
Pharmaceuticals Biotechnology & Life Sciences - 7.2%
AbbVie	125,413		12,852,324
Agilent Technologies	21,943		2,636,890
Alexion Pharmaceuticals	15,416	[a]	2,363,735
Amgen	41,332		9,978,785
Biogen	11,041	[a]	3,120,297
Bio-Rad Laboratories, Cl. A	1,589	[a]	911,721
Bristol-Myers Squibb	160,426		9,854,969
Catalent	11,448	[a]	1,317,092
Eli Lilly & Co.	56,384		11,726,180
Gilead Sciences	89,758		5,888,125
Illumina	10,435	[a]	4,449,901
Incyte	12,994	[a]	1,166,212
IQVIA Holdings	13,740	[a]	2,442,972

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.2% (continued)
Johnson & Johnson	187,196		30,537,283
Merck & Co.	179,740		13,852,562
Mettler-Toledo International	1,702	[a]	1,988,106
PerkinElmer	8,263		1,215,239
Perrigo	10,078	[b]	430,331
Pfizer	394,890		14,176,551
Regeneron Pharmaceuticals	7,416	[a]	3,736,477
Thermo Fisher Scientific	28,157		14,351,623
Vertex Pharmaceuticals	18,589	[a]	4,258,368
Viatris	87,019	[a]	1,478,453
Waters	4,455	[a]	1,179,105
Zoetis	34,014		5,246,659
			161,159,960
Real Estate - 2.5%
Alexandria Real Estate Equities	8,614	[c]	1,439,486
American Tower	31,501	[c]	7,162,067
AvalonBay Communities	9,873	[c]	1,615,914
Boston Properties	10,334	[c]	943,184
CBRE Group, Cl. A	23,896	[a]	1,457,178
Crown Castle International	30,536	[c]	4,863,163
Digital Realty Trust	20,175	[c]	2,904,191
Duke Realty	27,391	[c]	1,083,588
Equinix	6,370	[c]	4,713,545
Equity Residential	23,960	[c]	1,476,894
Essex Property Trust	4,770	[c]	1,142,940
Extra Space Storage	9,538	[c]	1,085,329
Federal Realty Investment Trust	4,779	[b,c]	418,449
Healthpeak Properties	37,323	[c]	1,106,627
Host Hotels & Resorts	52,054	[a,c]	705,332
Iron Mountain	21,374	[b,c]	719,663
Kimco Realty	31,927	[c]	527,115
Mid-America Apartment Communities	8,200	[c]	1,088,550
Prologis	52,902	[c]	5,459,486
Public Storage	10,893	[c]	2,479,465
Realty Income	25,680	[c]	1,516,661
Regency Centers	11,651	[c]	549,694
SBA Communications	7,949	[c]	2,135,658
Simon Property Group	23,178	[b,c]	2,153,932
SL Green Realty	5,204	[b,c]	351,166
UDR	21,400	[c]	822,830
Ventas	27,358	[c]	1,260,383
Vornado Realty Trust	12,164	[c]	483,641
Welltower	29,569	[c]	1,791,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Real Estate - 2.5% (continued)
Weyerhaeuser	53,934	[c]	1,682,201
			55,140,213
Retailing - 7.6%
Advance Auto Parts	5,010		747,191
Amazon.com	30,344	[a]	97,288,933
AutoZone	1,657	[a]	1,853,139
Best Buy	16,331		1,777,139
Booking Holdings	2,932	[a]	5,700,776
CarMax	11,466	[a,b]	1,350,465
Dollar General	17,313		3,369,283
Dollar Tree	16,654	[a]	1,693,046
eBay	46,940		2,652,579
Etsy	8,262	[a]	1,644,882
Expedia Group	9,487	[a]	1,177,337
Genuine Parts	10,649		999,728
L Brands	17,246	[a]	702,947
LKQ	20,664	[a]	725,100
Lowe's	51,999		8,676,033
O'Reilly Automotive	5,189	[a]	2,207,764
Pool	2,755		975,766
Ross Stores	25,541	[a]	2,842,458
Target	35,504		6,432,260
The Gap	16,135		326,734
The Home Depot	76,529		20,725,584
The TJX Companies	85,938		5,503,470
Tractor Supply	8,128		1,152,063
Ulta Beauty	3,907	[a]	1,093,022
			171,617,699
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices	85,322	[a]	7,306,976
Analog Devices	26,129		3,849,586
Applied Materials	64,759		6,260,900
Broadcom	28,732		12,943,766
Enphase Energy	8,552	[a]	1,559,457
Intel	291,182		16,163,513
KLA	11,093		3,106,817
Lam Research	10,310		4,989,524
Maxim Integrated Products	18,924	[a]	1,659,824
Microchip Technology	18,698		2,544,985
Micron Technology	78,911	[a]	6,176,364
NVIDIA	44,005		22,864,558
Qorvo	7,976	[a]	1,362,939
Qualcomm	80,334		12,554,598
Skyworks Solutions	11,866		2,008,320

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Semiconductors & Semiconductor Equipment - 5.3% (continued)
Teradyne	11,462		1,300,708
Texas Instruments	65,180		10,799,674
Xilinx	17,559		2,292,679
			119,745,188
Software & Services - 13.7%
Accenture, Cl. A	44,988		10,883,497
Adobe	34,086	[a]	15,637,634
Akamai Technologies	11,356	[a]	1,260,857
Ansys	6,217	[a]	2,203,118
Autodesk	15,721	[a]	4,361,477
Automatic Data Processing	30,674		5,064,891
Broadridge Financial Solutions	8,059		1,138,817
Cadence Design Systems	20,001	[a]	2,607,930
Citrix Systems	8,533		1,137,534
Cognizant Technology Solutions, Cl. A	38,372		2,991,097
DXC Technology	18,152	[a]	511,886
Fidelity National Information Services	44,415		5,483,476
Fiserv	40,452	[a]	4,154,016
FLEETCOR Technologies	5,944	[a]	1,442,906
Fortinet	9,421	[a]	1,363,690
Gartner	6,498	[a]	987,111
Global Payments	21,380		3,773,998
International Business Machines	63,198		7,527,514
Intuit	18,631		6,730,076
Jack Henry & Associates	5,234		757,831
Leidos Holdings	9,591		1,017,221
Mastercard, Cl. A	62,531		19,777,930
Microsoft	537,944		124,781,490
NortonLifeLock	42,336	[b]	892,020
Oracle	134,575		8,132,367
Paychex	22,869		1,996,921
Paycom Software	3,424	[a]	1,300,230
PayPal Holdings	83,282	[a]	19,513,805
salesforce.com	65,004	[a]	14,662,302
ServiceNow	13,838	[a]	7,516,248
Synopsys	10,767	[a]	2,750,430
The Western Union Company	30,343		675,739
Tyler Technologies	2,902	[a]	1,226,937
Verisign	7,013	[a]	1,361,013
Visa, Cl. A	120,549	[b]	23,296,094
			308,920,103
Technology Hardware & Equipment - 8.4%
Amphenol, Cl. A	21,456		2,679,425

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Technology Hardware & Equipment - 8.4% (continued)
Apple	1,137,186		150,063,065
Arista Networks	3,794	[a]	1,166,883
CDW	9,988		1,315,020
Cisco Systems	300,149		13,380,642
Corning	55,254		1,981,961
F5 Networks	4,338	[a]	850,031
FLIR Systems	9,214		479,589
Hewlett Packard Enterprise	90,294		1,114,228
HP	99,493		2,421,660
IPG Photonics	2,623	[a]	586,057
Juniper Networks	24,337		594,310
Keysight Technologies	13,240	[a]	1,874,652
Motorola Solutions	12,123		2,031,209
NetApp	16,237		1,078,786
Seagate Technology	15,416	[b]	1,019,306
TE Connectivity	23,339		2,810,016
Trimble	16,575	[a]	1,092,458
Vontier	10,207	[a]	331,013
Western Digital	21,065	[a]	1,188,698
Xerox Holdings	12,207		256,713
Zebra Technologies, Cl. A	3,731	[a]	1,446,994
			189,762,716
Telecommunication Services - 1.6%
AT&T	506,258		14,494,166
Lumen Technologies	70,266		869,893
T-Mobile US	41,749	[a]	5,263,714
Verizon Communications	294,058		16,099,675
			36,727,448
Transportation - 1.8%
Alaska Air Group	9,129	[a]	445,769
American Airlines Group	37,731	[a,b]	647,841
C.H. Robinson Worldwide	9,591		820,606
CSX	54,693		4,690,198
Delta Air Lines	45,152	[a]	1,713,970
Expeditors International of Washington	12,162		1,088,742
FedEx	17,267		4,063,616
J.B. Hunt Transport Services	6,100		821,426
Kansas City Southern	6,544		1,326,272
Norfolk Southern	18,156		4,296,073
Old Dominion Freight Line	6,726		1,304,844
Southwest Airlines	42,194	[a]	1,854,004
Union Pacific	47,834		9,445,780
United Airlines Holdings	20,612	[a,b]	824,274

Description	Shares		Value ($)
Common Stocks - 99.1% (continued)
Transportation - 1.8% (continued)
United Parcel Service, Cl. B	50,743		7,865,165
			41,208,580
Utilities - 2.7%
Alliant Energy	18,385		894,430
Ameren	17,408		1,265,910
American Electric Power	35,018		2,833,306
American Water Works	12,963		2,061,376
Atmos Energy	9,283		826,187
CenterPoint Energy	40,207	[b]	847,966
CMS Energy	21,132		1,201,988
Consolidated Edison	24,400		1,727,032
Dominion Energy	58,302		4,249,633
DTE Energy	13,569		1,610,912
Duke Energy	52,638		4,947,972
Edison International	27,332		1,589,629
Entergy	13,981		1,332,809
Evergy	15,798		848,827
Eversource Energy	24,522		2,145,675
Exelon	68,840		2,860,990
FirstEnergy	37,815		1,163,189
NextEra Energy	139,128		11,251,281
NiSource	28,283		626,468
NRG Energy	18,091		749,148
Pinnacle West Capital	7,985		600,871
PPL	53,808		1,488,867
Public Service Enterprise Group	36,178		2,041,525
Sempra Energy	20,327		2,515,670
The AES	46,364		1,130,818
The Southern Company	75,519		4,449,579
WEC Energy Group	22,543		2,004,073
Xcel Energy	37,638		2,408,456
			61,674,587
Total Common Stocks (cost $514,600,977)			2,230,740,634
	Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.12%, 2/25/21 (cost $1,498,877)	1,499,000	[d]	1,498,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,406,815)	0.08	18,406,815	[e]	18,406,815

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,375,968)	0.04	1,375,968	[e]	1,375,968
Total Investments (cost $535,882,637)		100.0%		2,252,022,382
Liabilities, Less Cash and Receivables		(.0%)		(601,371)
Net Assets		100.0%		2,251,421,011

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $53,550,255 and the value of the collateral was $56,504,366, consisting of cash collateral of $1,375,968 and U.S. Government & Agency securities valued at $55,128,398.

c Investment in real estate investment trust within the United States.

d Security is a discount security. Income is recognized through the accretion of discount.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities: †
Equity Securities- Common Stocks	2,230,740,634	-	-	2,230,740,634
Investment Companies	19,782,783	-	-	19,782,783
U.S. Treasury Securities	-	1,498,965	-	1,498,965
Liabilities ($)
Other Financial Instruments:
Futures††	(790,055)	-	-	(790,055)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon S&P 500 Index Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	115	3/19/2021	22,094,955	21,304,900	(790,055)
Gross Unrealized Depreciation				(790,055)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2021, accumulated net unrealized appreciation on investments was $1,716,139,745, consisting of $1,734,491,845 gross unrealized appreciation and $18,352,100 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.